Loans and allowance for credit losses (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the three months ended
	July 31, 2024					July 31, 2023
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$569	$36	$(2)	$(4)	$599	$480	$(5)	$(4)	$(8)	$463
Personal	1,371	188	(154)	(8)	1,397	1,165	97	(106)	(4)	1,152
Credit cards	1,139	169	(155)	3	1,156	980	154	(117)	–	1,017
Small business	230	46	(24)	(6)	246	225	23	(11)	(2)	235
Wholesale	2,714	246	(202)	(50)	2,708	1,886	349	(117)	(67)	2,051
Customers’ liability under acceptances	51	(20)	–	1	32	41	1	–	(1)	41
	$6,074	$665	$(537)	$(64)	$6,138	$4,777	$619	$(355)	$(82)	$4,959
Presented as:
Allowance for loan losses	$5,715				$5,798	$4,332				$4,495
Other liabilities – Provisions	302				303	397				416
Customers’ liability under acceptances	51				32	41				41
Other components of equity	6				5	7				7

	For the nine months ended
	July 31, 2024					July 31, 2023
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$481	$138	$(8)	$(12)	$599	$432	$57	$(13)	$(13)	$463
Personal	1,228	603	(427)	(7)	1,397	1,043	402	(287)	(6)	1,152
Credit cards	1,069	575	(490)	2	1,156	893	459	(334)	(1)	1,017
Small business	194	122	(58)	(12)	246	194	70	(27)	(2)	235
Wholesale	2,326	980	(484)	(114)	2,708	1,574	779	(188)	(114)	2,051
Customers’ liability under acceptances	50	(19)	–	1	32	45	(4)	–	–	41
	$5,348	$2,399	$(1,467)	$(142)	$6,138	$4,181	$1,763	$(849)	$(136)	$4,959
Presented as:
Allowance for loan losses	$5,004				$5,798	$3,753				$4,495
Other liabilities – Provisions	288				303	378				416
Customers’ liability under acceptances	50				32	45				41
Other components of equity	6				5	5				7

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	July 31, 2024				July 31, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$245	$118	$206	$569	$238	$103	$139	$480
Provision for credit losses
Transfers to stage 1	39	(37)	(2)	–	38	(38)	–	–
Transfers to stage 2	(8)	8	–	–	(4)	6	(2)	–
Transfers to stage 3	(2)	(13)	15	–	–	(4)	4	–
Originations	21	–	–	21	22	–	–	22
Maturities	(5)	(6)	–	(11)	(4)	(4)	–	(8)
Changes in risk, parameters and exposures	(66)	68	24	26	(63)	29	15	(19)
Write-offs	–	–	(6)	(6)	–	–	(7)	(7)
Recoveries	–	–	4	4	–	–	3	3
Exchange rate and other	(1)	1	(4)	(4)	–	(2)	(6)	(8)
Balance at end of period	$223	$139	$237	$599	$227	$90	$146	$463

Personal
Balance at beginning of period	$296	$887	$188	$1,371	$298	$747	$120	$1,165
Provision for credit losses
Transfers to stage 1	149	(148)	(1)	–	177	(177)	–	–
Transfers to stage 2	(17)	18	(1)	–	(20)	21	(1)	–
Transfers to stage 3	(2)	(36)	38	–	–	(13)	13	–
Originations	27	–	–	27	31	–	–	31
Maturities	(12)	(48)	–	(60)	(10)	(32)	–	(42)
Changes in risk, parameters and exposures	(141)	226	136	221	(182)	189	101	108
Write-offs	–	–	(190)	(190)	–	–	(135)	(135)
Recoveries	–	–	36	36	–	–	29	29
Exchange rate and other	3	(4)	(7)	(8)	(2)	1	(3)	(4)
Balance at end of period	$303	$895	$199	$1,397	$292	$736	$124	$1,152

Credit cards
Balance at beginning of period	$192	$947	$–	$1,139	$199	$781	$–	$980
Provision for credit losses
Transfers to stage 1	151	(151)	–	–	120	(120)	–	–
Transfers to stage 2	(26)	26	–	–	(31)	31	–	–
Transfers to stage 3	(1)	(127)	128	–	–	(103)	103	–
Originations	10	–	–	10	3	–	–	3
Maturities	(1)	(15)	–	(16)	(3)	(9)	–	(12)
Changes in risk, parameters and exposures	(123)	270	28	175	(92)	241	14	163
Write-offs	–	–	(210)	(210)	–	–	(164)	(164)
Recoveries	–	–	55	55	–	–	47	47
Exchange rate and other	2	2	(1)	3	–	–	–	–
Balance at end of period	$204	$952	$–	$1,156	$196	$821	$–	$1,017

Small business
Balance at beginning of period	$74	$78	$78	$230	$76	$79	$70	$225
Provision for credit losses
Transfers to stage 1	15	(15)	–	–	9	(9)	–	–
Transfers to stage 2	(5)	5	–	–	(4)	4	–	–
Transfers to stage 3	–	(1)	1	–	1	(3)	2	–
Originations	11	–	–	11	12	–	–	12
Maturities	(5)	(5)	–	(10)	(4)	(4)	–	(8)
Changes in risk, parameters and exposures	(10)	14	41	45	(13)	11	21	19
Write-offs	–	–	(27)	(27)	–	–	(14)	(14)
Recoveries	–	–	3	3	–	–	3	3
Exchange rate and other	–	1	(7)	(6)	1	–	(3)	(2)
Balance at end of period	$80	$77	$89	$246	$78	$78	$79	$235

Wholesale
Balance at beginning of period	$757	$924	$1,033	$2,714	$668	$632	$586	$1,886
Provision for credit losses
Transfers to stage 1	101	(101)	–	–	45	(44)	(1)	–
Transfers to stage 2	(26)	29	(3)	–	(28)	29	(1)	–
Transfers to stage 3	(1)	(7)	8	–	(3)	(17)	20	–
Originations	150	–	–	150	169	–	–	169
Maturities	(96)	(109)	–	(205)	(129)	(76)	–	(205)
Changes in risk, parameters and exposures	(108)	198	211	301	(34)	208	211	385
Write-offs	–	–	(211)	(211)	–	–	(126)	(126)
Recoveries	–	–	9	9	–	–	9	9
Exchange rate and other	1	1	(52)	(50)	(10)	(10)	(47)	(67)
Balance at end of period	$778	$935	$995	$2,708	$678	$722	$651	$2,051

	For the nine months ended
	July 31, 2024				July 31, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$223	$90	$168	$481	$235	$65	$132	$432
Provision for credit losses
Transfers to stage 1	72	(70)	(2)	–	70	(70)	–	–
Transfers to stage 2	(18)	26	(8)	–	(23)	31	(8)	–
Transfers to stage 3	(4)	(29)	33	–	(1)	(9)	10	–
Originations (1)	72	–	–	72	65	–	–	65
Maturities	(13)	(13)	–	(26)	(12)	(6)	–	(18)
Changes in risk, parameters and exposures	(110)	135	67	92	(107)	80	37	10
Write-offs	–	–	(17)	(17)	–	–	(23)	(23)
Recoveries	–	–	9	9	–	–	10	10
Exchange rate and other	1	–	(13)	(12)	–	(1)	(12)	(13)
Balance at end of period	$223	$139	$237	$599	$227	$90	$146	$463

Personal
Balance at beginning of period	$280	$793	$155	$1,228	$285	$661	$97	$1,043
Provision for credit losses
Transfers to stage 1	408	(407)	(1)	–	474	(473)	(1)	–
Transfers to stage 2	(54)	57	(3)	–	(63)	65	(2)	–
Transfers to stage 3	(3)	(95)	98	–	(1)	(38)	39	–
Originations (1)	88	–	–	88	79	–	–	79
Maturities	(33)	(134)	–	(167)	(32)	(82)	–	(114)
Changes in risk, parameters and exposures	(383)	681	384	682	(450)	604	283	437
Write-offs	–	–	(525)	(525)	–	–	(371)	(371)
Recoveries	–	–	98	98	–	–	84	84
Exchange rate and other	–	–	(7)	(7)	–	(1)	(5)	(6)
Balance at end of period	$303	$895	$199	$1,397	$292	$736	$124	$1,152

Credit cards
Balance at beginning of period	$203	$866	$–	$1,069	$177	$716	$–	$893
Provision for credit losses
Transfers to stage 1	426	(426)	–	–	409	(409)	–	–
Transfers to stage 2	(81)	81	–	–	(73)	73	–	–
Transfers to stage 3	(2)	(353)	355	–	(1)	(295)	296	–
Originations (1)	23	–	–	23	10	–	–	10
Maturities	(3)	(36)	–	(39)	(5)	(24)	–	(29)
Changes in risk, parameters and exposures	(364)	819	136	591	(320)	760	38	478
Write-offs	–	–	(670)	(670)	–	–	(465)	(465)
Recoveries	–	–	180	180	–	–	131	131
Exchange rate and other	2	1	(1)	2	(1)	–	–	(1)
Balance at end of period	$204	$952	$–	$1,156	$196	$821	$–	$1,017

Small business
Balance at beginning of period	$70	$66	$58	$194	$73	$73	$48	$194
Provision for credit losses
Transfers to stage 1	27	(27)	–	–	27	(27)	–	–
Transfers to stage 2	(14)	14	–	–	(11)	11	–	–
Transfers to stage 3	–	(6)	6	–	–	(7)	7	–
Originations (1)	31	–	–	31	28	–	–	28
Maturities	(12)	(15)	–	(27)	(11)	(14)	–	(25)
Changes in risk, parameters and exposures	(23)	44	97	118	(31)	39	59	67
Write-offs	–	–	(67)	(67)	–	–	(35)	(35)
Recoveries	–	–	9	9	–	–	8	8
Exchange rate and other	1	1	(14)	(12)	3	3	(8)	(2)
Balance at end of period	$80	$77	$89	$246	$78	$78	$79	$235

Wholesale
Balance at beginning of period	$774	$785	$767	$2,326	$597	$585	$392	$1,574
Provision for credit losses
Transfers to stage 1	203	(202)	(1)	–	145	(144)	(1)	–
Transfers to stage 2	(121)	128	(7)	–	(63)	65	(2)	–
Transfers to stage 3	(5)	(54)	59	–	(7)	(44)	51	–
Originations (1)	519	–	–	519	481	–	–	481
Maturities	(288)	(291)	–	(579)	(345)	(205)	–	(550)
Changes in risk, parameters and exposures	(299)	572	767	1,040	(120)	477	491	848
Write-offs	–	–	(521)	(521)	–	–	(212)	(212)
Recoveries	–	–	37	37	–	–	24	24
Exchange rate and other	(5)	(3)	(106)	(114)	(10)	(12)	(92)	(114)
Balance at end of period	$778	$935	$995	$2,708	$678	$722	$651	$2,051

(1)	Includes the impact of the HSBC Canada transaction. Refer to Note 6 for further details.

Credit Risk Exposure by Internal Risk Rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2023 Annual Report.

	As at
	July 31, 2024				October 31, 2023
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$385,811	$1,901	$–	$387,712	$349,001	$1,630	$–	$350,631
Medium risk	17,571	4,694	–	22,265	19,126	1,610	–	20,736
High risk	1,606	6,280	–	7,886	1,582	4,927	–	6,509
Not rated (2)	52,620	1,417	–	54,037	54,247	1,220	–	55,467
Impaired	–	–	1,102	1,102	–	–	682	682
	457,608	14,292	1,102	473,002	423,956	9,387	682	434,025
Items not subject to impairment (3)				638				476
Total				$473,640				$434,501

Loans outstanding – Personal
Low risk	$80,735	$1,682	$–	$82,417	$75,572	$1,676	$–	$77,248
Medium risk	6,079	2,913	–	8,992	5,587	2,915	–	8,502
High risk	585	2,190	–	2,775	477	2,088	–	2,565
Not rated (2)	10,580	418	–	10,998	9,982	157	–	10,139
Impaired	–	–	406	406	–	–	280	280
Total	$97,979	$7,203	$406	$105,588	$91,618	$6,836	$280	$98,734

Loans outstanding – Credit cards
Low risk	$17,217	$159	$–	$17,376	$16,331	$135	$–	$16,466
Medium risk	2,009	2,257	–	4,266	1,771	2,132	–	3,903
High risk	74	2,077	–	2,151	41	1,734	–	1,775
Not rated (2)	1,153	51	–	1,204	856	35	–	891
Total	$20,453	$4,544	$–	$24,997	$18,999	$4,036	$–	$23,035

Loans outstanding – Small business
Low risk	$9,542	$800	$–	$10,342	$8,641	$920	$–	$9,561
Medium risk	2,609	903	–	3,512	2,238	936	–	3,174
High risk	178	898	–	1,076	99	592	–	691
Not rated (2)	5	–	–	5	11	–	–	11
Impaired	–	–	292	292	–	–	244	244
Total	$12,334	$2,601	$292	$15,227	$10,989	$2,448	$244	$13,681

Undrawn loan commitments – Retail
Low risk	$285,812	$721	$–	$286,533	$266,209	$610	$–	$266,819
Medium risk	12,011	359	–	12,370	10,759	298	–	11,057
High risk	922	535	–	1,457	956	434	–	1,390
Not rated (2)	7,284	34	–	7,318	6,686	138	–	6,824
Total	$306,029	$1,649	$–	$307,678	$284,610	$1,480	$–	$286,090

Wholesale – Loans outstanding
Investment grade	$114,675	$1,494	$–	$116,169	$89,037	$416	$–	$89,453
Non-investment grade	189,433	24,773	–	214,206	156,211	19,210	–	175,421
Not rated (2)	11,822	841	–	12,663	10,968	238	–	11,206
Impaired	–	–	3,885	3,885	–	–	2,498	2,498
	315,930	27,108	3,885	346,923	256,216	19,864	2,498	278,578
Items not subject to impairment (3)				11,220				9,248
Total				$358,143				$287,826

Undrawn loan commitments – Wholesale
Investment grade	$337,002	$436	$–	$337,438	$312,178	$186	$–	$312,364
Non-investment grade	150,933	13,505	–	164,438	130,994	13,947	–	144,941
Not rated (2)	3,600	12	–	3,612	4,176	–	–	4,176
Total	$491,535	$13,953	$–	$505,488	$447,348	$14,133	$–	$461,481

(1)	Includes $124 million of purchased credit-impaired loans acquired in the HSBC Canada transaction.
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1), (2)

	As at
	July 31, 2024			October 31, 2023
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,335	$250	$2,585	$1,840	$208	$2,048
Wholesale	1,278	57	1,335	1,823	49	1,872
	$3,613	$307	$3,920	$3,663	$257	$3,920

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.